Trade and Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Finance Receivables
Finance receivables were as follows:

	December 31,
	2014		2013
(In thousands)	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing
Gross receivable	$36,089	$25,629	$35,761	$27,127
Reserve	(32,074)	—	(32,877)	—
Net receivable	$4,015	$25,629	$2,884	$27,127

Current portion included in "Other receivables, net"	$4,015	$4,740	$2,884	$3,990
Long-term portion included in "Investments and other assets, net"	—	20,889	—	23,137
Net receivable	$4,015	$25,629	$2,884	$27,127

Activity in the Finance Receivable Reserve
Activity in the finance receivable reserve is as follows:

(In thousands)	2014	2013
Reserve at beginning of year	$32,877	$36,854
Charged to costs and expenses	—	61
Recoveries	(393)	(1,128)
Write-offs	(390)	(2,910)
Foreign exchange and other	(20)	—
Reserve at end of year	$32,074	$32,877